Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2020 and 2019:

Year ended December 31 (€, in millions)	2019	2020
Finance receivables, gross	994.4	2,122.5
Unearned interest	(8.8)	(11.5)
Finance receivables, net	985.6	2,111.0
Current portion of finance receivables, gross	568.4	1,716.1
Current portion of unearned interest	(3.9)	(5.6)
Non-current portion of finance receivables, net	421.1	400.5

Finance Receivables Due for Payment
At December 31, 2020, payment of the finance receivables in the next 5 years and thereafter are:

(€, in millions)	Amount
2021	1,716.1
2022	406.4
2023
2024	—
2025	—
Thereafter	—
Finance receivables, gross	2,122.5